Securities	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2017
U.S. Treasury securities and obligations of U.S.government agencies	$30,450	$100	$(192)	$30,357
Obligations of states and political subdivisions	114,002	4,226	(172)	118,056
Mortgage-back securities in government sponsored entities	82,098	408	(690)	81,817
Total debt securities	226,550	4,734	(1,054)	230,230
Equity securities in financial institutions	481	351	—	832
Total	$227,031	$5,085	$(1,054)	$231,062

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2016
U.S. Treasury securities and obligations of U.S.government agencies	$37,406	$117	$(77)	$37,446
Obligations of states and political subdivisions	92,177	3,395	(574)	94,998
Mortgage-back securities in government sponsored entities	62,756	483	(597)	62,642
Total debt securities	192,339	3,995	(1,248)	195,086
Equity securities in financial institutions	481	297	—	778
Total	$192,820	$4,292	$(1,248)	$195,864

The amortized cost and fair value of securities at year end 2017 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$8,787	$8,765
Due from one to five years	27,662	27,691
Due from five to ten years	30,167	31,622
Due after ten years	77,836	80,335
Mortgage-backed securities in government sponsored entities	82,098	81,817
Equity securities in financial institutions	481	832
Total	$227,031	$231,062

NOTE 3 – SECURITIES (Continued)

Securities with a carrying value of $122,862 and $139,179 were pledged as of December 31, 2017 and 2016, respectively, to secure public deposits, other deposits and liabilities as required or permitted by law.

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2017	2016	2015
Sale proceeds	$953	$4,349	$—
Gross realized gains	—	18	—
Gross realized losses	—	—	—
Gains (losses) from securities called or settled by the issuer	12	1	(18)

Debt securities with unrealized losses at year end 2017 and 2016 not recognized in income are as follows:

2017	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$20,449	$(100)	$6,617	$(92)	$27,066	$(192)
Obligations of states and political subdivisions	4,057	(41)	7,309	(131)	11,366	(172)
Mortgage-backed securities in gov’t sponsored entities	29,534	(195)	22,199	(495)	51,733	(690)
Total temporarily impaired	$54,040	$(336)	$36,125	$(718)	$90,165	$(1,054)

2016	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$13,271	$(61)	$893	$(16)	$14,164	$(77)
Obligations of states and political subdivisions	17,167	(558)	519	(16)	17,686	(574)
Mortgage-backed securities in gov’t sponsored entities	35,453	(566)	2,849	(31)	38,302	(597)
Total temporarily impaired	$65,891	$(1,185)	$4,261	$(63)	$70,152	$(1,248)

The Company periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive loss on the Consolidated Balance Sheet.

The Company has assessed each available-for-sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;
•	The severity of impairment;
•	The cause of the impairment and the financial condition and near-term prospects of the issuer;

NOTE 3 – SECURITIES (Continued)

•	If the Company intends to sell the investment;
•	If it’s more-likely-than-not the Company will be required to sell the investment before recovering its amortized cost basis; and
•	If the Company does not expect to recover the investment’s entire amortized cost basis (even if the Company does not intend to sell the investment).

The Company’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;
•

Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time each investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and
•	Documentation of these analyses, as required by policy.

At December 31, 2017, the Company owned 78 securities that were considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Company also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Company does not intend to sell until recovery and does not believe selling will be required before recovery.